Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The Company’s provision for income taxes for the years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	2014	2013	2012
Current:
Federal	$(1,235)	$(5,902)	$(1,990)
State and local	323	(2,535)	(1,061)
Total current	(912)	(8,437)	(3,051)
Deferred:
Federal	197	(348)	(174)
State and local	(94)	(123)	(105)
Total deferred	103	(471)	(279)
Total income tax expense	$(809)	$(8,908)	$(3,330)

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision differs from the amount computed by applying the statutory federal income tax rate to pretax operating income, as follows:

	For the year ended December 31,
	2014	2013	2012
Income tax (expense) benefit at federal statutory rate	$(19,500)	$(137,775)	$58,366
Tax effect of REIT election	18,501	138,563	(60,230)
State and local taxes, net of federal benefit	194	(1,088)	(843)
Permanent difference	(4)	(1)	1,252
Valuation allowance	-	(8,607)	(1,672)
Other	-	-	(203)
Total income tax provision	$(809)	$(8,908)	$(3,330)